Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

9Cash and cash equivalents

	Average yield p.a. - %	2017	2016

Cash and banks (i)	1.59	3,239,685	2,019,923
Fixed-term deposits
Local currency	101.66 of CDI	415,377	64,087
Foreign currency (ii)	1.95	396,655	576,063

		4,051,717	2,660,073

(i)	It includes the balances of our foreign subsidiaries.

(ii)	Refers mainly to Time Deposits maturing within 90 days (as at December 31, 2016, refers mainly to Overnight maturing within 90 days).